JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Aerospace & Defense — 2.0%
Arconic, Inc.	77	1,243
Boeing Co. (The)	107	15,932
General Dynamics Corp.	47	6,195
Huntington Ingalls Industries, Inc.	8	1,489
L3Harris Technologies, Inc.	44	7,956
Lockheed Martin Corp.	50	16,810
Northrop Grumman Corp.	31	9,475
Raytheon Co.	56	7,297
Textron, Inc.	46	1,216
TransDigm Group, Inc.	10	3,186
United Technologies Corp.	162	15,291

		86,090

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. (a)	27	1,789
Expeditors International of Washington, Inc.	34	2,270
FedEx Corp.	48	5,816
United Parcel Service, Inc., Class B	140	13,080

		22,955

Airlines — 0.2%
Alaska Air Group, Inc.	25	701
American Airlines Group, Inc. (a)	78	949
Delta Air Lines, Inc. (a)	115	3,281
Southwest Airlines Co.	95	3,370
United Airlines Holdings, Inc. * (a)	43	1,372

		9,673

Auto Components — 0.1%
Aptiv plc	51	2,512
BorgWarner, Inc.	41	1,005

		3,517

Automobiles — 0.2%
Ford Motor Co.	778	3,758
General Motors Co.	251	5,220
Harley-Davidson, Inc. (a)	31	584

		9,562

Banks — 4.1%
Bank of America Corp.	1,618	34,340
Citigroup, Inc.	436	18,373
Citizens Financial Group, Inc.	87	1,634
Comerica, Inc.	29	845
Fifth Third Bancorp	142	2,106
First Republic Bank	34	2,770
Huntington Bancshares, Inc.	199	1,633
JPMorgan Chase & Co. (b)	627	56,420
KeyCorp	197	2,041
M&T Bank Corp.	26	2,727
People’s United Financial, Inc. (a)	89	980
PNC Financial Services Group, Inc. (The)	88	8,380
Regions Financial Corp.	193	1,729
SVB Financial Group *	10	1,557
Truist Financial Corp.	268	8,263
US Bancorp	284	9,783
Wells Fargo & Co.	769	22,070
Zions Bancorp NA	34	911

		176,562

Beverages — 1.8%
Brown-Forman Corp., Class B	36	2,021
Coca-Cola Co. (The)	770	34,092
Constellation Brands, Inc., Class A	33	4,798
Molson Coors Beverage Co., Class B	38	1,464
Monster Beverage Corp. *	76	4,291
PepsiCo, Inc.	279	33,461

		80,127

Biotechnology — 2.4%
AbbVie, Inc.	295	22,512
Alexion Pharmaceuticals, Inc. *	44	3,970
Amgen, Inc.	119	24,068
Biogen, Inc. *	36	11,406
Gilead Sciences, Inc.	253	18,898
Incyte Corp. *	36	2,616
Regeneron Pharmaceuticals, Inc. *	16	7,793
Vertex Pharmaceuticals, Inc. *	51	12,226

		103,489

Building Products — 0.3%
Allegion plc	19	1,708
AO Smith Corp.	27	1,036
Fortune Brands Home & Security, Inc.	28	1,203
Johnson Controls International plc	154	4,155
Masco Corp.	57	1,962
Trane Technologies plc	48	3,954

		14,018

Capital Markets — 2.6%
Ameriprise Financial, Inc.	25	2,594
Bank of New York Mellon Corp. (The)	168	5,647
BlackRock, Inc.	24	10,367
Cboe Global Markets, Inc.	22	1,977
Charles Schwab Corp. (The)	228	7,680
CME Group, Inc.	72	12,381
E*TRADE Financial Corp.	45	1,549
Franklin Resources, Inc.	56	930
Goldman Sachs Group, Inc. (The)	64	9,843
Intercontinental Exchange, Inc.	111	8,984
Invesco Ltd.	74	675
MarketAxess Holdings, Inc.	8	2,520
Moody’s Corp.	32	6,861
Morgan Stanley	233	7,912
MSCI, Inc.	17	4,891
Nasdaq, Inc.	23	2,177
Northern Trust Corp.	42	3,195
Raymond James Financial, Inc.	25	1,559
S&P Global, Inc.	49	11,966
State Street Corp.	73	3,870
T. Rowe Price Group, Inc.	47	4,559

		112,137

Chemicals — 1.7%
Air Products & Chemicals, Inc.	44	8,791
Albemarle Corp. (a)	21	1,194
Celanese Corp.	24	1,772
CF Industries Holdings, Inc.	43	1,182
Corteva, Inc.	150	3,514
Dow, Inc.	148	4,332
DuPont de Nemours, Inc.	148	5,047

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Eastman Chemical Co.	27	1,266
Ecolab, Inc. (a)	50	7,808
FMC Corp.	26	2,115
International Flavors & Fragrances, Inc. (a)	21	2,178
Linde plc (United Kingdom)	107	18,568
LyondellBasell Industries NV, Class A	51	2,546
Mosaic Co. (The)	70	756
PPG Industries, Inc.	47	3,950
Sherwin-Williams Co. (The)	16	7,543

		72,562

Commercial Services & Supplies — 0.4%
Cintas Corp.	17	2,901
Copart, Inc. *	41	2,801
Republic Services, Inc.	42	3,159
Rollins, Inc.	28	1,017
Waste Management, Inc.	78	7,218

		17,096

Communications Equipment — 1.0%
Arista Networks, Inc. *	11	2,195
Cisco Systems, Inc.	848	33,320
F5 Networks, Inc. *	12	1,295
Juniper Networks, Inc.	67	1,280
Motorola Solutions, Inc.	34	4,550

		42,640

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	27	2,146
Quanta Services, Inc.	28	902

		3,048

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	2,363
Vulcan Materials Co.	26	2,858

		5,221

Consumer Finance — 0.5%
American Express Co.	134	11,477
Capital One Financial Corp.	93	4,692
Discover Financial Services	63	2,234
Synchrony Financial	113	1,814

		20,217

Containers & Packaging — 0.3%
Amcor plc (a)	324	2,628
Avery Dennison Corp.	17	1,700
Ball Corp.	65	4,226
International Paper Co.	78	2,439
Packaging Corp. of America	19	1,642
Sealed Air Corp.	31	763
Westrock Co. (a)	52	1,456

		14,854

Distributors — 0.1%
Genuine Parts Co.	29	1,954
LKQ Corp. *	61	1,256

		3,210

Diversified Consumer Services — 0.0% (c)
H&R Block, Inc.	39	549

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	391	71,454

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,460	42,546
CenturyLink, Inc. (a)	196	1,855
Verizon Communications, Inc. (a)	826	44,399

		88,800

Electric Utilities — 2.2%
Alliant Energy Corp.	48	2,319
American Electric Power Co., Inc.	99	7,893
Duke Energy Corp.	146	11,781
Edison International	72	3,926
Entergy Corp.	40	3,738
Evergy, Inc.	46	2,507
Eversource Energy	65	5,059
Exelon Corp.	194	7,150
FirstEnergy Corp.	108	4,326
NextEra Energy, Inc.	98	23,499
NRG Energy, Inc. (a)	50	1,370
Pinnacle West Capital Corp.	22	1,702
PPL Corp.	153	3,786
Southern Co. (The)	210	11,344
Xcel Energy, Inc.	105	6,318

		96,718

Electrical Equipment — 0.4%
AMETEK, Inc.	46	3,289
Eaton Corp. plc	83	6,417
Emerson Electric Co.	122	5,800
Rockwell Automation, Inc.	23	3,484

		18,990

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	59	4,317
CDW Corp.	29	2,678
Corning, Inc.	154	3,156
FLIR Systems, Inc.	27	855
IPG Photonics Corp. *	7	784
Keysight Technologies, Inc. *	37	3,136
TE Connectivity Ltd.	67	4,209
Zebra Technologies Corp., Class A *	11	1,978

		21,113

Energy Equipment & Services — 0.2%
Baker Hughes Co.	130	1,363
Halliburton Co.	175	1,202
Helmerich & Payne, Inc.	22	339
National Oilwell Varco, Inc.	77	758
Schlumberger Ltd.	277	3,731
TechnipFMC plc (United Kingdom)	84	566

		7,959

Entertainment — 2.0%
Activision Blizzard, Inc. *	154	9,130
Electronic Arts, Inc. *	58	5,844
Live Nation Entertainment, Inc. *	28	1,280
Netflix, Inc. *	88	32,880
Take-Two Interactive Software, Inc. *	23	2,682
Walt Disney Co. (The)	360	34,788

		86,604

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	24	3,357
American Tower Corp.	89	19,271
Apartment Investment & Management Co., Class A	30	1,046

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
AvalonBay Communities, Inc.	28	4,107
Boston Properties, Inc.	29	2,650
Crown Castle International Corp.	83	11,995
Digital Realty Trust, Inc. (a)	53	7,296
Duke Realty Corp.	73	2,378
Equinix, Inc.	17	10,642
Equity Residential	70	4,304
Essex Property Trust, Inc.	13	2,908
Extra Space Storage, Inc.	26	2,478
Federal Realty Investment Trust	14	1,047
Healthpeak Properties, Inc.	99	2,359
Host Hotels & Resorts, Inc.	143	1,582
Iron Mountain, Inc. (a)	57	1,365
Kimco Realty Corp.	84	816
Mid-America Apartment Communities, Inc.	23	2,348
Prologis, Inc.	148	11,855
Public Storage	30	5,961
Realty Income Corp.	68	3,414
Regency Centers Corp.	33	1,287
SBA Communications Corp.	22	6,074
Simon Property Group, Inc.	61	3,363
SL Green Realty Corp.	16	702
UDR, Inc.	59	2,139
Ventas, Inc.	74	1,996
Vornado Realty Trust	32	1,146
Welltower, Inc.	81	3,711
Weyerhaeuser Co.	149	2,524

		126,121

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	88	25,168
Kroger Co. (The)	160	4,827
Sysco Corp.	102	4,652
Walgreens Boots Alliance, Inc.	150	6,853
Walmart, Inc. (a)	283	32,204

		73,704

Food Products — 1.2%
Archer-Daniels-Midland Co.	111	3,913
Campbell Soup Co. (a)	34	1,558
Conagra Brands, Inc.	97	2,853
General Mills, Inc.	121	6,372
Hershey Co. (The)	30	3,926
Hormel Foods Corp. (a)	56	2,591
JM Smucker Co. (The)	23	2,530
Kellogg Co.	50	2,985
Kraft Heinz Co. (The)	124	3,079
Lamb Weston Holdings, Inc.	29	1,666
McCormick & Co., Inc. (Non-Voting)	25	3,486
Mondelez International, Inc., Class A	288	14,407
Tyson Foods, Inc., Class A	59	3,413

		52,779

Gas Utilities — 0.1%
Atmos Energy Corp.	24	2,366

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	353	27,865
ABIOMED, Inc. *	9	1,310
Align Technology, Inc. *	14	2,493
Baxter International, Inc.	102	8,282
Becton Dickinson and Co.	54	12,416
Boston Scientific Corp. *	278	9,087
Cooper Cos., Inc. (The)	10	2,731
Danaher Corp.	128	17,679
Dentsply Sirona, Inc.	44	1,726
Edwards Lifesciences Corp. *	42	7,860
Hologic, Inc. *	54	1,881
IDEXX Laboratories, Inc. *	17	4,152
Intuitive Surgical, Inc. *	23	11,435
Medtronic plc	268	24,151
ResMed, Inc.	29	4,231
STERIS plc	17	2,371
Stryker Corp.	64	10,711
Teleflex, Inc.	9	2,709
Varian Medical Systems, Inc. *	18	1,864
Zimmer Biomet Holdings, Inc.	41	4,154

		159,108

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	30	2,658
Anthem, Inc.	51	11,502
Cardinal Health, Inc.	58	2,802
Centene Corp. *	117	6,930
Cigna Corp.	75	13,220
CVS Health Corp.	260	15,422
DaVita, Inc. *	18	1,363
HCA Healthcare, Inc.	53	4,749
Henry Schein, Inc. *	29	1,481
Humana, Inc.	26	8,309
Laboratory Corp. of America Holdings *	19	2,452
McKesson Corp. (a)	32	4,365
Quest Diagnostics, Inc.	27	2,161
UnitedHealth Group, Inc. (a)	189	47,206
Universal Health Services, Inc., Class B	16	1,590

		126,210

Health Care Technology — 0.1%
Cerner Corp.	63	3,953

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp. (a)	80	1,054
Chipotle Mexican Grill, Inc. *	5	3,343
Darden Restaurants, Inc.	24	1,334
Hilton Worldwide Holdings, Inc.	56	3,847
Las Vegas Sands Corp.	68	2,868
Marriott International, Inc., Class A	54	4,056
McDonald’s Corp.	150	24,880
MGM Resorts International	103	1,214
Norwegian Cruise Line Holdings Ltd. *	43	466
Royal Caribbean Cruises Ltd. (a)	34	1,105
Starbucks Corp.	236	15,512
Wynn Resorts Ltd.	19	1,162
Yum! Brands, Inc.	60	4,142

		64,983

Household Durables — 0.3%
DR Horton, Inc.	67	2,278
Garmin Ltd.	29	2,164
Leggett & Platt, Inc.	26	702
Lennar Corp., Class A	56	2,136

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Mohawk Industries, Inc. *	12	906
Newell Brands, Inc.	76	1,011
NVR, Inc. *	1	1,783
PulteGroup, Inc.	51	1,136
Whirlpool Corp. (a)	13	1,083

		13,199

Household Products — 1.9%
Church & Dwight Co., Inc.	49	3,147
Clorox Co. (The)	25	4,344
Colgate-Palmolive Co.	171	11,363
Kimberly-Clark Corp.	68	8,758
Procter & Gamble Co. (The) (a)	498	54,810

		82,422

Independent Power and Renewable Electricity Producers — 0.0% (c)
AES Corp.	133	1,804

Industrial Conglomerates — 1.3%
3M Co.	115	15,684
General Electric Co.	1,745	13,855
Honeywell International, Inc.	143	19,101
Roper Technologies, Inc.	21	6,483

		55,123

Insurance — 2.0%
Aflac, Inc.	147	5,022
Allstate Corp. (The)	65	5,937
American International Group, Inc.	174	4,215
Aon plc (a)	47	7,721
Arthur J Gallagher & Co.	37	3,038
Assurant, Inc.	12	1,261
Chubb Ltd.	91	10,114
Cincinnati Financial Corp.	30	2,290
Everest Re Group Ltd.	8	1,568
Globe Life, Inc.	20	1,433
Hartford Financial Services Group, Inc. (The)	72	2,538
Lincoln National Corp.	40	1,043
Loews Corp.	51	1,780
Marsh & McLennan Cos., Inc.	101	8,718
MetLife, Inc.	156	4,774
Principal Financial Group, Inc.	52	1,617
Progressive Corp. (The)	117	8,625
Prudential Financial, Inc.	80	4,188
Travelers Cos., Inc. (The)	52	5,124
Unum Group	41	619
Willis Towers Watson plc	26	4,363
WR Berkley Corp.	29	1,512

		87,500

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A *	60	69,561
Alphabet, Inc., Class C *	60	69,442
Facebook, Inc., Class A * (a)	481	80,200
Twitter, Inc. *	155	3,810

		223,013

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. * (a)	83	162,238
Booking Holdings, Inc. *	8	11,251
eBay, Inc.	153	4,593
Expedia Group, Inc.	28	1,571

		179,653

IT Services — 5.5%
Accenture plc, Class A	127	20,716
Akamai Technologies, Inc. *	32	2,954
Alliance Data Systems Corp.	8	276
Automatic Data Processing, Inc.	86	11,817
Broadridge Financial Solutions, Inc.	23	2,172
Cognizant Technology Solutions Corp., Class A	109	5,084
DXC Technology Co.	51	667
Fidelity National Information Services, Inc.	123	14,937
Fiserv, Inc. *	114	10,839
FleetCor Technologies, Inc. *	17	3,234
Gartner, Inc. *	18	1,780
Global Payments, Inc.	60	8,661
International Business Machines Corp.	177	19,629
Jack Henry & Associates, Inc.	15	2,386
Leidos Holdings, Inc.	27	2,437
Mastercard, Inc., Class A	177	42,845
Paychex, Inc.	64	4,005
PayPal Holdings, Inc. *	235	22,461
VeriSign, Inc. *	21	3,718
Visa, Inc., Class A	342	55,108
Western Union Co. (The)	84	1,519

		237,245

Leisure Products — 0.0% (c)
Hasbro, Inc.	25	1,819

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	62	4,428
Illumina, Inc. *	29	8,022
IQVIA Holdings, Inc. *	36	3,889
Mettler-Toledo International, Inc. *	5	3,360
PerkinElmer, Inc.	22	1,671
Thermo Fisher Scientific, Inc.	80	22,722
Waters Corp. *	13	2,344

		46,436

Machinery — 1.4%
Caterpillar, Inc. (a)	110	12,813
Cummins, Inc.	31	4,142
Deere & Co.	63	8,692
Dover Corp.	29	2,436
Flowserve Corp.	26	625
Fortive Corp.	59	3,259
IDEX Corp.	15	2,099
Illinois Tool Works, Inc.	58	8,305
Ingersoll Rand, Inc. *	69	1,715
PACCAR, Inc.	69	4,225
Parker-Hannifin Corp.	26	3,330
Pentair plc	34	1,000
Snap-on, Inc.	11	1,192
Stanley Black & Decker, Inc.	30	3,037
Westinghouse Air Brake Technologies Corp.	36	1,751
Xylem, Inc.	36	2,343

		60,964

Media — 1.3%
Charter Communications, Inc., Class A *	31	13,668

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Comcast Corp., Class A	907	31,185
Discovery, Inc., Class A * (a)	32	614
Discovery, Inc., Class C *	67	1,175
DISH Network Corp., Class A *	51	1,023
Fox Corp., Class A	71	1,674
Fox Corp., Class B	32	742
Interpublic Group of Cos., Inc. (The)	77	1,254
News Corp., Class A	78	697
News Corp., Class B	24	219
Omnicom Group, Inc.	44	2,388
ViacomCBS, Inc.	108	1,513

		56,152

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	290	1,957
Newmont Corp.	164	7,417
Nucor Corp.	61	2,182

		11,556

Multiline Retail — 0.5%
Dollar General Corp.	51	7,682
Dollar Tree, Inc. *	47	3,474
Kohl’s Corp.	31	457
Macy’s, Inc. (a)	62	303
Nordstrom, Inc. (a)	21	328
Target Corp.	101	9,413

		21,657

Multi-Utilities — 1.1%
Ameren Corp.	49	3,580
CenterPoint Energy, Inc.	100	1,550
CMS Energy Corp.	57	3,332
Consolidated Edison, Inc.	66	5,181
Dominion Energy, Inc.	164	11,872
DTE Energy Co. (a)	38	3,645
NiSource, Inc.	75	1,864
Public Service Enterprise Group, Inc.	101	4,538
Sempra Energy	56	6,364
WEC Energy Group, Inc. (a)	63	5,554

		47,480

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp. (a)	75	314
Cabot Oil & Gas Corp.	82	1,401
Chevron Corp.	378	27,375
Concho Resources, Inc.	40	1,721
ConocoPhillips	219	6,753
Devon Energy Corp.	77	534
Diamondback Energy, Inc.	32	844
EOG Resources, Inc.	116	4,175
Exxon Mobil Corp. (a)	845	32,099
Hess Corp.	52	1,723
HollyFrontier Corp.	30	727
Kinder Morgan, Inc.	389	5,418
Marathon Oil Corp.	160	526
Marathon Petroleum Corp.	130	3,064
Noble Energy, Inc. (a)	96	577
Occidental Petroleum Corp. (a)	178	2,067
ONEOK, Inc.	83	1,800
Phillips 66	89	4,763
Pioneer Natural Resources Co.	33	2,322
Valero Energy Corp.	82	3,722
Williams Cos., Inc. (The)	242	3,427

		105,352

Personal Products — 0.2%
Coty, Inc., Class A	59	305
Estee Lauder Cos., Inc. (The), Class A	44	7,085

		7,390

Pharmaceuticals — 5.1%
Allergan plc	66	11,616
Bristol-Myers Squibb Co.	468	26,107
Eli Lilly & Co.	169	23,418
Johnson & Johnson	526	68,955
Merck & Co., Inc.	509	39,139
Mylan NV *	103	1,537
Perrigo Co. plc	27	1,308
Pfizer, Inc.	1,106	36,091
Zoetis, Inc.	95	11,200

		219,371

Professional Services — 0.3%
Equifax, Inc.	24	2,890
IHS Markit Ltd.	80	4,807
Nielsen Holdings plc	71	891
Robert Half International, Inc.	23	887
Verisk Analytics, Inc.	33	4,564

		14,039

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	67	2,522

Road & Rail — 1.0%
CSX Corp.	155	8,903
JB Hunt Transport Services, Inc.	17	1,571
Kansas City Southern	20	2,519
Norfolk Southern Corp.	52	7,606
Old Dominion Freight Line, Inc.	19	2,512
Union Pacific Corp.	139	19,563

		42,674

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. *	234	10,629
Analog Devices, Inc.	74	6,597
Applied Materials, Inc.	185	8,457
Broadcom, Inc.	79	18,792
Intel Corp.	869	47,038
KLA Corp.	32	4,532
Lam Research Corp.	29	6,957
Maxim Integrated Products, Inc.	54	2,628
Microchip Technology, Inc. (a)	48	3,237
Micron Technology, Inc. *	221	9,303
NVIDIA Corp.	122	32,233
Qorvo, Inc. *	23	1,871
QUALCOMM, Inc.	228	15,434
Skyworks Solutions, Inc.	34	3,042
Texas Instruments, Inc.	187	18,664
Xilinx, Inc.	50	3,916

		193,330

Software — 8.5%
Adobe, Inc. *	97	30,780
ANSYS, Inc. *	17	3,975
Autodesk, Inc. *	44	6,863
Cadence Design Systems, Inc. *	56	3,702
Citrix Systems, Inc.	23	3,253

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Fortinet, Inc. *	28	2,870
Intuit, Inc.	52	11,962
Microsoft Corp. (a)	1,524	240,389
NortonLifeLock, Inc.	115	2,144
Oracle Corp.	433	20,920
Paycom Software, Inc. *	10	1,980
salesforce.com, Inc. *	177	25,517
ServiceNow, Inc. *	38	10,799
Synopsys, Inc. *	30	3,868

		369,022

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	14	1,291
AutoZone, Inc. *	5	4,028
Best Buy Co., Inc.	46	2,594
CarMax, Inc. *	33	1,769
Gap, Inc. (The) (a)	43	299
Home Depot, Inc. (The)	218	40,693
L Brands, Inc. (a)	46	536
Lowe’s Cos., Inc.	153	13,178
O’Reilly Automotive, Inc. *	15	4,551
Ross Stores, Inc.	72	6,286
Tiffany & Co.	22	2,793
TJX Cos., Inc. (The)	242	11,584
Tractor Supply Co.	24	2,000
Ulta Beauty, Inc. *	11	2,007

		93,609

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. (a)	835	212,207
Hewlett Packard Enterprise Co.	259	2,510
HP, Inc.	296	5,140
NetApp, Inc.	46	1,901
Seagate Technology plc	46	2,254
Western Digital Corp.	59	2,473
Xerox Holdings Corp.	37	704

		227,189

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. *	30	327
Hanesbrands, Inc.	72	569
NIKE, Inc., Class B	249	20,599
PVH Corp.	15	558
Ralph Lauren Corp.	10	664
Tapestry, Inc.	55	714
Under Armour, Inc., Class A * (a)	38	346
Under Armour, Inc., Class C *	39	313
VF Corp.	65	3,538

		27,628

Tobacco — 0.9%
Altria Group, Inc.	373	14,434
Philip Morris International, Inc.	311	22,681

		37,115

Trading Companies & Distributors — 0.2%
Fastenal Co.	115	3,581
United Rentals, Inc. *	15	1,545
WW Grainger, Inc.	9	2,167

		7,293

Water Utilities — 0.1%
American Water Works Co., Inc.	36	4,318

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	63	5,307

TOTAL COMMON STOCKS (Cost $3,105,968)		4,280,571

SHORT-TERM INVESTMENTS — 16.3%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28% (d) (e) (Cost $118,874)	118,874	118,874

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 13.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (d) (e)	469,326	469,232
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (d) (e)	116,208	116,208

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $585,294)		585,440

TOTAL SHORT-TERM INVESTMENTS (Cost $704,168)		704,314

Total Investments — 115.2% (Cost $3,810,136)		4,984,885
Liabilities in Excess of Other Assets — (15.2)%		(657,675)

Net Assets — 100.0%		4,327,210

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $567,872,000.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	346	06/2020	USD	44,504	2,093

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,984,885	$—	$—	$4,984,885

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,093	$—	$—	$2,093

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares(a)	$66,537	$11,316	$8,254	$(123)	$(13,056)	$56,420	627	$1,580	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(b)(c)	30,018	1,094,001	655,001	72	142	469,232	469,326	624	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(b)(c)	8,648	462,214	354,654	—	—	116,208	116,208	137	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28%(b)(c)	24,731	1,101,925	1,007,782	—	—	118,874	118,874	370	—

Total	$129,934	$2,669,456	$2,025,691	$(51)	$(12,914)	$760,734		$2,711	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.